Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LORD ABBETT TRUST I
Entity Central Index Key	0001139819
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000218926
Shareholder Report [Line Items]
Fund Name	Lord Abbett Climate Focused Bond Fund
Class Name	Class A
Trading Symbol	CFBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 32,762,589
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$32,762,589
# of Portfolio Holdings	201
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.28%
Convertible Bonds	0.21%
Corporate Bonds	56.97%
Floating Rate Loans	1.55%
Foreign Government Obligations	30.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.28%
Money Market FundsFootnote Reference(a)	0.64%
Municipal Bonds	1.26%
Time DepositsFootnote Reference(a)	0.07%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.

On February 4, 2025, the Board of Lord Abbett Trust I approved a plan of liquidation (the “Plan”) wherein the Fund will be liquidated and dissolved, anticipated to be completed Spring 2025 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on such date. At any time before the Liquidation Date, shareholders may redeem their Fund shares at NAV as set forth in the prospectus. The Fund will no longer accept purchase orders or exchange requests as of February 7, 2025. For more information, please see the Supplement, dated February 7, 2025, to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Material Fund Change Strategies [Text Block]

On February 4, 2025, the Board of Lord Abbett Trust I approved a plan of liquidation (the “Plan”) wherein the Fund will be liquidated and dissolved, anticipated to be completed Spring 2025 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on such date. At any time before the Liquidation Date, shareholders may redeem their Fund shares at NAV as set forth in the prospectus. The Fund will no longer accept purchase orders or exchange requests as of February 7, 2025. For more information, please see the Supplement, dated February 7, 2025, to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000218930
Shareholder Report [Line Items]
Fund Name	Lord Abbett Climate Focused Bond Fund
Class Name	Class C
Trading Symbol	CFBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 32,762,589
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$32,762,589
# of Portfolio Holdings	201
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.28%
Convertible Bonds	0.21%
Corporate Bonds	56.97%
Floating Rate Loans	1.55%
Foreign Government Obligations	30.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.28%
Money Market FundsFootnote Reference(a)	0.64%
Municipal Bonds	1.26%
Time DepositsFootnote Reference(a)	0.07%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.

On February 4, 2025, the Board of Lord Abbett Trust I approved a plan of liquidation (the “Plan”) wherein the Fund will be liquidated and dissolved, anticipated to be completed Spring 2025 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on such date. At any time before the Liquidation Date, shareholders may redeem their Fund shares at NAV as set forth in the prospectus. The Fund will no longer accept purchase orders or exchange requests as of February 7, 2025. For more information, please see the Supplement, dated February 7, 2025, to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Material Fund Change Strategies [Text Block]

On February 4, 2025, the Board of Lord Abbett Trust I approved a plan of liquidation (the “Plan”) wherein the Fund will be liquidated and dissolved, anticipated to be completed Spring 2025 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on such date. At any time before the Liquidation Date, shareholders may redeem their Fund shares at NAV as set forth in the prospectus. The Fund will no longer accept purchase orders or exchange requests as of February 7, 2025. For more information, please see the Supplement, dated February 7, 2025, to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000218929
Shareholder Report [Line Items]
Fund Name	Lord Abbett Climate Focused Bond Fund
Class Name	Class F
Trading Symbol	CFLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 32,762,589
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$32,762,589
# of Portfolio Holdings	201
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.28%
Convertible Bonds	0.21%
Corporate Bonds	56.97%
Floating Rate Loans	1.55%
Foreign Government Obligations	30.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.28%
Money Market FundsFootnote Reference(a)	0.64%
Municipal Bonds	1.26%
Time DepositsFootnote Reference(a)	0.07%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.

On February 4, 2025, the Board of Lord Abbett Trust I approved a plan of liquidation (the “Plan”) wherein the Fund will be liquidated and dissolved, anticipated to be completed Spring 2025 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on such date. At any time before the Liquidation Date, shareholders may redeem their Fund shares at NAV as set forth in the prospectus. The Fund will no longer accept purchase orders or exchange requests as of February 7, 2025. For more information, please see the Supplement, dated February 7, 2025, to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Material Fund Change Strategies [Text Block]

On February 4, 2025, the Board of Lord Abbett Trust I approved a plan of liquidation (the “Plan”) wherein the Fund will be liquidated and dissolved, anticipated to be completed Spring 2025 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on such date. At any time before the Liquidation Date, shareholders may redeem their Fund shares at NAV as set forth in the prospectus. The Fund will no longer accept purchase orders or exchange requests as of February 7, 2025. For more information, please see the Supplement, dated February 7, 2025, to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000218928
Shareholder Report [Line Items]
Fund Name	Lord Abbett Climate Focused Bond Fund
Class Name	Class F3
Trading Symbol	CFLNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 32,762,589
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$32,762,589
# of Portfolio Holdings	201
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.28%
Convertible Bonds	0.21%
Corporate Bonds	56.97%
Floating Rate Loans	1.55%
Foreign Government Obligations	30.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.28%
Money Market FundsFootnote Reference(a)	0.64%
Municipal Bonds	1.26%
Time DepositsFootnote Reference(a)	0.07%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.

On February 4, 2025, the Board of Lord Abbett Trust I approved a plan of liquidation (the “Plan”) wherein the Fund will be liquidated and dissolved, anticipated to be completed Spring 2025 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on such date. At any time before the Liquidation Date, shareholders may redeem their Fund shares at NAV as set forth in the prospectus. The Fund will no longer accept purchase orders or exchange requests as of February 7, 2025. For more information, please see the Supplement, dated February 7, 2025, to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Material Fund Change Strategies [Text Block]

On February 4, 2025, the Board of Lord Abbett Trust I approved a plan of liquidation (the “Plan”) wherein the Fund will be liquidated and dissolved, anticipated to be completed Spring 2025 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on such date. At any time before the Liquidation Date, shareholders may redeem their Fund shares at NAV as set forth in the prospectus. The Fund will no longer accept purchase orders or exchange requests as of February 7, 2025. For more information, please see the Supplement, dated February 7, 2025, to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000218927
Shareholder Report [Line Items]
Fund Name	Lord Abbett Climate Focused Bond Fund
Class Name	Class I
Trading Symbol	CFLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 32,762,589
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$32,762,589
# of Portfolio Holdings	201
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.28%
Convertible Bonds	0.21%
Corporate Bonds	56.97%
Floating Rate Loans	1.55%
Foreign Government Obligations	30.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.28%
Money Market FundsFootnote Reference(a)	0.64%
Municipal Bonds	1.26%
Time DepositsFootnote Reference(a)	0.07%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.

On February 4, 2025, the Board of Lord Abbett Trust I approved a plan of liquidation (the “Plan”) wherein the Fund will be liquidated and dissolved, anticipated to be completed Spring 2025 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on such date. At any time before the Liquidation Date, shareholders may redeem their Fund shares at NAV as set forth in the prospectus. The Fund will no longer accept purchase orders or exchange requests as of February 7, 2025. For more information, please see the Supplement, dated February 7, 2025, to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Material Fund Change Strategies [Text Block]

On February 4, 2025, the Board of Lord Abbett Trust I approved a plan of liquidation (the “Plan”) wherein the Fund will be liquidated and dissolved, anticipated to be completed Spring 2025 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on such date. At any time before the Liquidation Date, shareholders may redeem their Fund shares at NAV as set forth in the prospectus. The Fund will no longer accept purchase orders or exchange requests as of February 7, 2025. For more information, please see the Supplement, dated February 7, 2025, to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000218925
Shareholder Report [Line Items]
Fund Name	Lord Abbett Climate Focused Bond Fund
Class Name	Class R3
Trading Symbol	CFLQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 32,762,589
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$32,762,589
# of Portfolio Holdings	201
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.28%
Convertible Bonds	0.21%
Corporate Bonds	56.97%
Floating Rate Loans	1.55%
Foreign Government Obligations	30.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.28%
Money Market FundsFootnote Reference(a)	0.64%
Municipal Bonds	1.26%
Time DepositsFootnote Reference(a)	0.07%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.

On February 4, 2025, the Board of Lord Abbett Trust I approved a plan of liquidation (the “Plan”) wherein the Fund will be liquidated and dissolved, anticipated to be completed Spring 2025 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on such date. At any time before the Liquidation Date, shareholders may redeem their Fund shares at NAV as set forth in the prospectus. The Fund will no longer accept purchase orders or exchange requests as of February 7, 2025. For more information, please see the Supplement, dated February 7, 2025, to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Material Fund Change Strategies [Text Block]

On February 4, 2025, the Board of Lord Abbett Trust I approved a plan of liquidation (the “Plan”) wherein the Fund will be liquidated and dissolved, anticipated to be completed Spring 2025 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on such date. At any time before the Liquidation Date, shareholders may redeem their Fund shares at NAV as set forth in the prospectus. The Fund will no longer accept purchase orders or exchange requests as of February 7, 2025. For more information, please see the Supplement, dated February 7, 2025, to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000218924
Shareholder Report [Line Items]
Fund Name	Lord Abbett Climate Focused Bond Fund
Class Name	Class R4
Trading Symbol	CFBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 32,762,589
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$32,762,589
# of Portfolio Holdings	201
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.28%
Convertible Bonds	0.21%
Corporate Bonds	56.97%
Floating Rate Loans	1.55%
Foreign Government Obligations	30.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.28%
Money Market FundsFootnote Reference(a)	0.64%
Municipal Bonds	1.26%
Time DepositsFootnote Reference(a)	0.07%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.

On February 4, 2025, the Board of Lord Abbett Trust I approved a plan of liquidation (the “Plan”) wherein the Fund will be liquidated and dissolved, anticipated to be completed Spring 2025 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on such date. At any time before the Liquidation Date, shareholders may redeem their Fund shares at NAV as set forth in the prospectus. The Fund will no longer accept purchase orders or exchange requests as of February 7, 2025. For more information, please see the Supplement, dated February 7, 2025, to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Material Fund Change Strategies [Text Block]

On February 4, 2025, the Board of Lord Abbett Trust I approved a plan of liquidation (the “Plan”) wherein the Fund will be liquidated and dissolved, anticipated to be completed Spring 2025 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on such date. At any time before the Liquidation Date, shareholders may redeem their Fund shares at NAV as set forth in the prospectus. The Fund will no longer accept purchase orders or exchange requests as of February 7, 2025. For more information, please see the Supplement, dated February 7, 2025, to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000218923
Shareholder Report [Line Items]
Fund Name	Lord Abbett Climate Focused Bond Fund
Class Name	Class R5
Trading Symbol	CFBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 32,762,589
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$32,762,589
# of Portfolio Holdings	201
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.28%
Convertible Bonds	0.21%
Corporate Bonds	56.97%
Floating Rate Loans	1.55%
Foreign Government Obligations	30.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.28%
Money Market FundsFootnote Reference(a)	0.64%
Municipal Bonds	1.26%
Time DepositsFootnote Reference(a)	0.07%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.

On February 4, 2025, the Board of Lord Abbett Trust I approved a plan of liquidation (the “Plan”) wherein the Fund will be liquidated and dissolved, anticipated to be completed Spring 2025 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on such date. At any time before the Liquidation Date, shareholders may redeem their Fund shares at NAV as set forth in the prospectus. The Fund will no longer accept purchase orders or exchange requests as of February 7, 2025. For more information, please see the Supplement, dated February 7, 2025, to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Material Fund Change Strategies [Text Block]

On February 4, 2025, the Board of Lord Abbett Trust I approved a plan of liquidation (the “Plan”) wherein the Fund will be liquidated and dissolved, anticipated to be completed Spring 2025 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on such date. At any time before the Liquidation Date, shareholders may redeem their Fund shares at NAV as set forth in the prospectus. The Fund will no longer accept purchase orders or exchange requests as of February 7, 2025. For more information, please see the Supplement, dated February 7, 2025, to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000218922
Shareholder Report [Line Items]
Fund Name	Lord Abbett Climate Focused Bond Fund
Class Name	Class R6
Trading Symbol	CFBUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 32,762,589
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$32,762,589
# of Portfolio Holdings	201
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.28%
Convertible Bonds	0.21%
Corporate Bonds	56.97%
Floating Rate Loans	1.55%
Foreign Government Obligations	30.15%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.28%
Money Market FundsFootnote Reference(a)	0.64%
Municipal Bonds	1.26%
Time DepositsFootnote Reference(a)	0.07%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.

On February 4, 2025, the Board of Lord Abbett Trust I approved a plan of liquidation (the “Plan”) wherein the Fund will be liquidated and dissolved, anticipated to be completed Spring 2025 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on such date. At any time before the Liquidation Date, shareholders may redeem their Fund shares at NAV as set forth in the prospectus. The Fund will no longer accept purchase orders or exchange requests as of February 7, 2025. For more information, please see the Supplement, dated February 7, 2025, to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Material Fund Change Strategies [Text Block]

On February 4, 2025, the Board of Lord Abbett Trust I approved a plan of liquidation (the “Plan”) wherein the Fund will be liquidated and dissolved, anticipated to be completed Spring 2025 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on such date. At any time before the Liquidation Date, shareholders may redeem their Fund shares at NAV as set forth in the prospectus. The Fund will no longer accept purchase orders or exchange requests as of February 7, 2025. For more information, please see the Supplement, dated February 7, 2025, to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000231078
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	EAMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
AssetsNet	$ 5,532,082
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$5,532,082
# of Portfolio Holdings	90
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.44%
Consumer Discretionary	15.47%
Consumer Staples	4.59%
Energy	3.94%
Financials	24.29%
Health Care	3.84%
Industrials	8.24%
Information Technology	24.60%
Materials	2.43%
Real Estate	0.94%
Utilities	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000231082
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	ELMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.90%
AssetsNet	$ 5,532,082
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$5,532,082
# of Portfolio Holdings	90
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.44%
Consumer Discretionary	15.47%
Consumer Staples	4.59%
Energy	3.94%
Financials	24.29%
Health Care	3.84%
Industrials	8.24%
Information Technology	24.60%
Materials	2.43%
Real Estate	0.94%
Utilities	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000231081
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Equity Fund
Class Name	Class F
Trading Symbol	ELMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 5,532,082
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$5,532,082
# of Portfolio Holdings	90
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.44%
Consumer Discretionary	15.47%
Consumer Staples	4.59%
Energy	3.94%
Financials	24.29%
Health Care	3.84%
Industrials	8.24%
Information Technology	24.60%
Materials	2.43%
Real Estate	0.94%
Utilities	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000231080
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Equity Fund
Class Name	Class F3
Trading Symbol	EMOLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 5,532,082
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$5,532,082
# of Portfolio Holdings	90
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.44%
Consumer Discretionary	15.47%
Consumer Staples	4.59%
Energy	3.94%
Financials	24.29%
Health Care	3.84%
Industrials	8.24%
Information Technology	24.60%
Materials	2.43%
Real Estate	0.94%
Utilities	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.

Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.82% to 0.89% as part of the annual review of transfer agency expenses.

Material Fund Change Expenses [Text Block]	Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.82% to 0.89% as part of the annual review of transfer agency expenses.
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000231079
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	EMILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 5,532,082
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$5,532,082
# of Portfolio Holdings	90
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.44%
Consumer Discretionary	15.47%
Consumer Staples	4.59%
Energy	3.94%
Financials	24.29%
Health Care	3.84%
Industrials	8.24%
Information Technology	24.60%
Materials	2.43%
Real Estate	0.94%
Utilities	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000231074
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	EMWLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 5,532,082
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$5,532,082
# of Portfolio Holdings	90
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.44%
Consumer Discretionary	15.47%
Consumer Staples	4.59%
Energy	3.94%
Financials	24.29%
Health Care	3.84%
Industrials	8.24%
Information Technology	24.60%
Materials	2.43%
Real Estate	0.94%
Utilities	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.

Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.82% to 0.89% as part of the annual review of transfer agency expenses.

Material Fund Change Expenses [Text Block]	Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.82% to 0.89% as part of the annual review of transfer agency expenses.
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000248998
Shareholder Report [Line Items]
Fund Name	Lord Abbett Enhanced Municipal Yield Completion Fund
Trading Symbol	LAEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Enhanced Municipal Yield Completion Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/SMADocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/SMADocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Enhanced Municipal Yield Completion Fund	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 33,044,497
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$33,044,497
# of Portfolio Holdings	113
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.28%
  A-0.88%
  AA+0.36%
  B2.80%
  B-0.98%
  B+2.55%
  BB3.66%
  BB-2.03%
  BB+4.22%
  BBB15.42%
  BBB-12.31%
  BBB+16.30%
  CCC+0.06%
  NR35.15%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000241944
Shareholder Report [Line Items]
Fund Name	Lord Abbett Investment Grade Floating Rate Fund
Class Name	Class A
Trading Symbol	LGRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 935,491,028
Holdings Count | Holding	409
Advisory Fees Paid, Amount	$ 234,743
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$935,491,028
# of Portfolio Holdings	409
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$234,743

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	75.27%
Corporate Bonds	7.86%
Floating Rate Loans	3.81%
Foreign Government Obligations	0.03%
Government Sponsored Enterprises Collateralized Mortgage Obligations	4.49%
Government Sponsored Enterprises Securities	1.32%
Money Market FundsFootnote Reference(a)	0.10%
Non-Agency Commercial Mortgage-Backed Securities	3.65%
Time DepositsFootnote Reference(a)	0.01%
U.S. Treasury Obligations	2.25%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000241948
Shareholder Report [Line Items]
Fund Name	Lord Abbett Investment Grade Floating Rate Fund
Class Name	Class C
Trading Symbol	IGRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$59	1.15%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
AssetsNet	$ 935,491,028
Holdings Count | Holding	409
Advisory Fees Paid, Amount	$ 234,743
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$935,491,028
# of Portfolio Holdings	409
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$234,743

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	75.27%
Corporate Bonds	7.86%
Floating Rate Loans	3.81%
Foreign Government Obligations	0.03%
Government Sponsored Enterprises Collateralized Mortgage Obligations	4.49%
Government Sponsored Enterprises Securities	1.32%
Money Market FundsFootnote Reference(a)	0.10%
Non-Agency Commercial Mortgage-Backed Securities	3.65%
Time DepositsFootnote Reference(a)	0.01%
U.S. Treasury Obligations	2.25%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000241947
Shareholder Report [Line Items]
Fund Name	Lord Abbett Investment Grade Floating Rate Fund
Class Name	Class F
Trading Symbol	LGRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 935,491,028
Holdings Count | Holding	409
Advisory Fees Paid, Amount	$ 234,743
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$935,491,028
# of Portfolio Holdings	409
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$234,743

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	75.27%
Corporate Bonds	7.86%
Floating Rate Loans	3.81%
Foreign Government Obligations	0.03%
Government Sponsored Enterprises Collateralized Mortgage Obligations	4.49%
Government Sponsored Enterprises Securities	1.32%
Money Market FundsFootnote Reference(a)	0.10%
Non-Agency Commercial Mortgage-Backed Securities	3.65%
Time DepositsFootnote Reference(a)	0.01%
U.S. Treasury Obligations	2.25%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000241946
Shareholder Report [Line Items]
Fund Name	Lord Abbett Investment Grade Floating Rate Fund
Class Name	Class F3
Trading Symbol	IGRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 935,491,028
Holdings Count | Holding	409
Advisory Fees Paid, Amount	$ 234,743
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$935,491,028
# of Portfolio Holdings	409
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$234,743

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	75.27%
Corporate Bonds	7.86%
Floating Rate Loans	3.81%
Foreign Government Obligations	0.03%
Government Sponsored Enterprises Collateralized Mortgage Obligations	4.49%
Government Sponsored Enterprises Securities	1.32%
Money Market FundsFootnote Reference(a)	0.10%
Non-Agency Commercial Mortgage-Backed Securities	3.65%
Time DepositsFootnote Reference(a)	0.01%
U.S. Treasury Obligations	2.25%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.

Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.28% to 0.34% as part of the annual review of transfer agency expenses.

Material Fund Change Expenses [Text Block]	Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.28% to 0.34% as part of the annual review of transfer agency expenses.
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000241945
Shareholder Report [Line Items]
Fund Name	Lord Abbett Investment Grade Floating Rate Fund
Class Name	Class I
Trading Symbol	LGRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 935,491,028
Holdings Count | Holding	409
Advisory Fees Paid, Amount	$ 234,743
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$935,491,028
# of Portfolio Holdings	409
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$234,743

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	75.27%
Corporate Bonds	7.86%
Floating Rate Loans	3.81%
Foreign Government Obligations	0.03%
Government Sponsored Enterprises Collateralized Mortgage Obligations	4.49%
Government Sponsored Enterprises Securities	1.32%
Money Market FundsFootnote Reference(a)	0.10%
Non-Agency Commercial Mortgage-Backed Securities	3.65%
Time DepositsFootnote Reference(a)	0.01%
U.S. Treasury Obligations	2.25%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000241941
Shareholder Report [Line Items]
Fund Name	Lord Abbett Investment Grade Floating Rate Fund
Class Name	Class R5
Trading Symbol	IGRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 935,491,028
Holdings Count | Holding	409
Advisory Fees Paid, Amount	$ 234,743
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$935,491,028
# of Portfolio Holdings	409
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$234,743

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	75.27%
Corporate Bonds	7.86%
Floating Rate Loans	3.81%
Foreign Government Obligations	0.03%
Government Sponsored Enterprises Collateralized Mortgage Obligations	4.49%
Government Sponsored Enterprises Securities	1.32%
Money Market FundsFootnote Reference(a)	0.10%
Non-Agency Commercial Mortgage-Backed Securities	3.65%
Time DepositsFootnote Reference(a)	0.01%
U.S. Treasury Obligations	2.25%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000241940
Shareholder Report [Line Items]
Fund Name	Lord Abbett Investment Grade Floating Rate Fund
Class Name	Class R6
Trading Symbol	LGRUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 935,491,028
Holdings Count | Holding	409
Advisory Fees Paid, Amount	$ 234,743
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$935,491,028
# of Portfolio Holdings	409
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$234,743

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	75.27%
Corporate Bonds	7.86%
Floating Rate Loans	3.81%
Foreign Government Obligations	0.03%
Government Sponsored Enterprises Collateralized Mortgage Obligations	4.49%
Government Sponsored Enterprises Securities	1.32%
Money Market FundsFootnote Reference(a)	0.10%
Non-Agency Commercial Mortgage-Backed Securities	3.65%
Time DepositsFootnote Reference(a)	0.01%
U.S. Treasury Obligations	2.25%
Repurchase Agreements	1.21%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.

Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.28% to 0.34% as part of the annual review of transfer agency expenses.

Material Fund Change Expenses [Text Block]	Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.28% to 0.34% as part of the annual review of transfer agency expenses.
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since January 31, 2025. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000228428
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class A
Trading Symbol	LAAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 3,212,739
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$3,212,739
# of Portfolio Holdings	92
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.30%
Consumer Discretionary	13.61%
Consumer Staples	4.40%
Financials	9.64%
Health Care	12.28%
Industrials	18.67%
Information Technology	21.22%
Materials	4.59%
Real Estate	0.59%
Utilities	0.47%
Repurchase Agreements	6.23%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000228432
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class C
Trading Symbol	LCAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$86	1.70%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.70%
AssetsNet	$ 3,212,739
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$3,212,739
# of Portfolio Holdings	92
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.30%
Consumer Discretionary	13.61%
Consumer Staples	4.40%
Financials	9.64%
Health Care	12.28%
Industrials	18.67%
Information Technology	21.22%
Materials	4.59%
Real Estate	0.59%
Utilities	0.47%
Repurchase Agreements	6.23%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000228431
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class F
Trading Symbol	LAFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 3,212,739
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$3,212,739
# of Portfolio Holdings	92
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.30%
Consumer Discretionary	13.61%
Consumer Staples	4.40%
Financials	9.64%
Health Care	12.28%
Industrials	18.67%
Information Technology	21.22%
Materials	4.59%
Real Estate	0.59%
Utilities	0.47%
Repurchase Agreements	6.23%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000228430
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class F3
Trading Symbol	LOAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 3,212,739
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$3,212,739
# of Portfolio Holdings	92
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.30%
Consumer Discretionary	13.61%
Consumer Staples	4.40%
Financials	9.64%
Health Care	12.28%
Industrials	18.67%
Information Technology	21.22%
Materials	4.59%
Real Estate	0.59%
Utilities	0.47%
Repurchase Agreements	6.23%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000228429
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class I
Trading Symbol	LIAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 3,212,739
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$3,212,739
# of Portfolio Holdings	92
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.30%
Consumer Discretionary	13.61%
Consumer Staples	4.40%
Financials	9.64%
Health Care	12.28%
Industrials	18.67%
Information Technology	21.22%
Materials	4.59%
Real Estate	0.59%
Utilities	0.47%
Repurchase Agreements	6.23%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000228427
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class R3
Trading Symbol	LRAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$61	1.20%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
AssetsNet	$ 3,212,739
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$3,212,739
# of Portfolio Holdings	92
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.30%
Consumer Discretionary	13.61%
Consumer Staples	4.40%
Financials	9.64%
Health Care	12.28%
Industrials	18.67%
Information Technology	21.22%
Materials	4.59%
Real Estate	0.59%
Utilities	0.47%
Repurchase Agreements	6.23%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000228426
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class R4
Trading Symbol	LASGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 3,212,739
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$3,212,739
# of Portfolio Holdings	92
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.30%
Consumer Discretionary	13.61%
Consumer Staples	4.40%
Financials	9.64%
Health Care	12.28%
Industrials	18.67%
Information Technology	21.22%
Materials	4.59%
Real Estate	0.59%
Utilities	0.47%
Repurchase Agreements	6.23%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000228425
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class R5
Trading Symbol	LTAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 3,212,739
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$3,212,739
# of Portfolio Holdings	92
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.30%
Consumer Discretionary	13.61%
Consumer Staples	4.40%
Financials	9.64%
Health Care	12.28%
Industrials	18.67%
Information Technology	21.22%
Materials	4.59%
Real Estate	0.59%
Utilities	0.47%
Repurchase Agreements	6.23%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000228424
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class R6
Trading Symbol	LAVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 3,212,739
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$3,212,739
# of Portfolio Holdings	92
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.30%
Consumer Discretionary	13.61%
Consumer Staples	4.40%
Financials	9.64%
Health Care	12.28%
Industrials	18.67%
Information Technology	21.22%
Materials	4.59%
Real Estate	0.59%
Utilities	0.47%
Repurchase Agreements	6.23%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000218936
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class A
Trading Symbol	LSYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
AssetsNet	$ 7,856,474,273
Holdings Count | Holding	712
Advisory Fees Paid, Amount	$ 9,392,664
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$7,856,474,273
# of Portfolio Holdings	712
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$9,392,664

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.87%
Convertible Bonds	1.42%
Convertible Preferred Stocks	0.14%
Corporate Bonds	79.09%
Floating Rate Loans	10.81%
Foreign Government Obligations	0.25%
Government Sponsored Enterprises Pass-Throughs	2.67%
Money Market FundsFootnote Reference(a)	2.83%
Non-Agency Commercial Mortgage-Backed Securities	0.41%
Time DepositsFootnote Reference(a)	0.32%
Repurchase Agreements	1.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000218940
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class C
Trading Symbol	LSYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$72	1.39%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.39%
AssetsNet	$ 7,856,474,273
Holdings Count | Holding	712
Advisory Fees Paid, Amount	$ 9,392,664
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$7,856,474,273
# of Portfolio Holdings	712
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$9,392,664

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.87%
Convertible Bonds	1.42%
Convertible Preferred Stocks	0.14%
Corporate Bonds	79.09%
Floating Rate Loans	10.81%
Foreign Government Obligations	0.25%
Government Sponsored Enterprises Pass-Throughs	2.67%
Money Market FundsFootnote Reference(a)	2.83%
Non-Agency Commercial Mortgage-Backed Securities	0.41%
Time DepositsFootnote Reference(a)	0.32%
Repurchase Agreements	1.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000218939
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class F
Trading Symbol	LSYFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 7,856,474,273
Holdings Count | Holding	712
Advisory Fees Paid, Amount	$ 9,392,664
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$7,856,474,273
# of Portfolio Holdings	712
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$9,392,664

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.87%
Convertible Bonds	1.42%
Convertible Preferred Stocks	0.14%
Corporate Bonds	79.09%
Floating Rate Loans	10.81%
Foreign Government Obligations	0.25%
Government Sponsored Enterprises Pass-Throughs	2.67%
Money Market FundsFootnote Reference(a)	2.83%
Non-Agency Commercial Mortgage-Backed Securities	0.41%
Time DepositsFootnote Reference(a)	0.32%
Repurchase Agreements	1.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000218938
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class F3
Trading Symbol	LSYNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
AssetsNet	$ 7,856,474,273
Holdings Count | Holding	712
Advisory Fees Paid, Amount	$ 9,392,664
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$7,856,474,273
# of Portfolio Holdings	712
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$9,392,664

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.87%
Convertible Bonds	1.42%
Convertible Preferred Stocks	0.14%
Corporate Bonds	79.09%
Floating Rate Loans	10.81%
Foreign Government Obligations	0.25%
Government Sponsored Enterprises Pass-Throughs	2.67%
Money Market FundsFootnote Reference(a)	2.83%
Non-Agency Commercial Mortgage-Backed Securities	0.41%
Time DepositsFootnote Reference(a)	0.32%
Repurchase Agreements	1.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000218937
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class I
Trading Symbol	LSYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 7,856,474,273
Holdings Count | Holding	712
Advisory Fees Paid, Amount	$ 9,392,664
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$7,856,474,273
# of Portfolio Holdings	712
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$9,392,664

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.87%
Convertible Bonds	1.42%
Convertible Preferred Stocks	0.14%
Corporate Bonds	79.09%
Floating Rate Loans	10.81%
Foreign Government Obligations	0.25%
Government Sponsored Enterprises Pass-Throughs	2.67%
Money Market FundsFootnote Reference(a)	2.83%
Non-Agency Commercial Mortgage-Backed Securities	0.41%
Time DepositsFootnote Reference(a)	0.32%
Repurchase Agreements	1.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000218935
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class R3
Trading Symbol	LSYQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 7,856,474,273
Holdings Count | Holding	712
Advisory Fees Paid, Amount	$ 9,392,664
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$7,856,474,273
# of Portfolio Holdings	712
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$9,392,664

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.87%
Convertible Bonds	1.42%
Convertible Preferred Stocks	0.14%
Corporate Bonds	79.09%
Floating Rate Loans	10.81%
Foreign Government Obligations	0.25%
Government Sponsored Enterprises Pass-Throughs	2.67%
Money Market FundsFootnote Reference(a)	2.83%
Non-Agency Commercial Mortgage-Backed Securities	0.41%
Time DepositsFootnote Reference(a)	0.32%
Repurchase Agreements	1.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000218934
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class R4
Trading Symbol	LSYSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 7,856,474,273
Holdings Count | Holding	712
Advisory Fees Paid, Amount	$ 9,392,664
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$7,856,474,273
# of Portfolio Holdings	712
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$9,392,664

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.87%
Convertible Bonds	1.42%
Convertible Preferred Stocks	0.14%
Corporate Bonds	79.09%
Floating Rate Loans	10.81%
Foreign Government Obligations	0.25%
Government Sponsored Enterprises Pass-Throughs	2.67%
Money Market FundsFootnote Reference(a)	2.83%
Non-Agency Commercial Mortgage-Backed Securities	0.41%
Time DepositsFootnote Reference(a)	0.32%
Repurchase Agreements	1.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000218933
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class R5
Trading Symbol	LSYTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 7,856,474,273
Holdings Count | Holding	712
Advisory Fees Paid, Amount	$ 9,392,664
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$7,856,474,273
# of Portfolio Holdings	712
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$9,392,664

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.87%
Convertible Bonds	1.42%
Convertible Preferred Stocks	0.14%
Corporate Bonds	79.09%
Floating Rate Loans	10.81%
Foreign Government Obligations	0.25%
Government Sponsored Enterprises Pass-Throughs	2.67%
Money Market FundsFootnote Reference(a)	2.83%
Non-Agency Commercial Mortgage-Backed Securities	0.41%
Time DepositsFootnote Reference(a)	0.32%
Repurchase Agreements	1.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000218932
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class R6
Trading Symbol	LSYUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
AssetsNet	$ 7,856,474,273
Holdings Count | Holding	712
Advisory Fees Paid, Amount	$ 9,392,664
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$7,856,474,273
# of Portfolio Holdings	712
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$9,392,664

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.87%
Convertible Bonds	1.42%
Convertible Preferred Stocks	0.14%
Corporate Bonds	79.09%
Floating Rate Loans	10.81%
Foreign Government Obligations	0.25%
Government Sponsored Enterprises Pass-Throughs	2.67%
Money Market FundsFootnote Reference(a)	2.83%
Non-Agency Commercial Mortgage-Backed Securities	0.41%
Time DepositsFootnote Reference(a)	0.32%
Repurchase Agreements	1.19%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.